LOSS PER SHARE (Schedule of anti-dilutive shares) (Details) - shares shares in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive	3,078	2,090	3,456	2,054
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive	38	275	49	290
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive	2,384	960	2,384	961
Restricted stock awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive	24	198	391	146
JustCBD potential additional shares to settle contingent consideration [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive	632	657	632	657